FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL RISK MANAGEMENT
Summary of carrying amounts of financial assets and financial liabilities

	December 31,	December 31,
	2021	2020
Financial assets measured at amortized cost
Cash and cash equivalents (Note 15)	2,419	449
Trade and other receivables (Note 14)	408	154
Rent security deposits	3	9
Total financial assets	2,830	612
Financial liabilities measured at amortized cost
Trade and other payables (Note 19)	427	197
Lease liabilities (Note 11)	91	113
Borrowings (Note 17)	—	728
Total financial liabilities	518	1,038

Schedule of foreign currency risk, impact of fluctuation in US dollar and EURO exchange rates in profit before tax

Change in US
	dollar, EURO	Effect on profit
	exchange rates	before tax
Year ended December 31, 2021
Cash and cash equivalents	+100%/-100%	1,600 / (1,600)
Trade and other receivables	+100%/-100%	172 / (172)
Trade and other payables	+100%/-100%	(230) / 230

Year ended December 31, 2020
Cash and cash equivalents	+10%/-10%	—
Trade and other receivables	+10%/-10%	—
Trade and other payables	+10%/-10%	(2) / 2

Summary of credit risk exposure on the Group's trade receivables using a provision matrix

	< 30 days	31–60 days	61–90 days	> 90 days	Total
2021
Expected credit loss rate	0.8%	4.3%	8.4%	72.9%
Total gross carrying amount	216	8	1	8	233
Expected credit loss	2	—	—	6	8

	< 30 days	31–60 days	61–90 days	> 90 days	Total
2020
Expected credit loss rate	1.1%	5.7%	7.6%	69.4%
Total gross carrying amount	128	17	—	6	151
Expected credit loss	1	1	—	4	6

Summary of maturity profile of the Group's financial liabilities based on contractual undiscounted payments

	Within 1 year	1 to 3 years	3 to 5 years	> 5 years	Total
2021
Trade and other payables	427	—	—	—	427
Lease liabilities	50	50	—	—	100
Total financial liabilities	477	50	—	—	527

	Within 1 year	1 to 3 years	3 to 5 years	> 5 years	Total
2020
Trade and other payables	197	—	—	—	197
Borrowings	416	340	44	—	800
Lease liabilities	43	76	8	—	127
Total financial liabilities	656	416	52	—	1,124

Summary of changes in the Group's liabilities arising from financing activities, including both cash and non-cash changes

	January 1,	Financing	Leases		December 31,
	2021	cash flows	(non-cash)	Other	2021
Borrowings	728	(728)	—	—	—
Lease liabilities	113	(38)	18	(2)	91
	841	(766)	18	(2)	91

	January 1,	Financing	Leases		December 31,
	2020	cash flows	(non-cash)	Other	2020
Borrowings	477	249	—	2	728
Lease liabilities	100	(67)	80	—	113
	577	182	80	2	841